Supplement dated April 8, 2025 to the Funds’ Summary Prospectuses, Prospectus and Statement of

Additional Information (“SAI”), each dated May 1, 2024 as may be revised or supplemented from time to time.

LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES STRATEGIC ALPHA FUND

(each, a “Fund,” together, the “Funds”)

Effective May 12, 2025, Todd P. Vandam will no longer serve as a portfolio manager of the Funds.

Accordingly, effective May 12, 2025, all references to Mr. Vandam as a portfolio manager of the Funds in the Summary Prospectuses, Prospectus and SAI are hereby removed.

Matthew J. Eagan, Brian P. Kennedy, and Peter S. Sheehan will remain as portfolio managers of the Loomis Sayles High Income Fund.

Matthew J. Eagan and Brian P. Kennedy will remain as portfolio managers of the Loomis Sayles Strategic Alpha Fund.

Effective May 12, 2025, Eric Williams will join the portfolio management teams of the Loomis Sayles High Income Fund.

Accordingly, effective May 12, 2025 the information under the subsection “Portfolio Managers” in the “Management” section in the Loomis Sayles High Income Fund’s Summary Prospectus is revised to include the following:

Eric Williams, Portfolio Manager of Loomis Sayles, has served as a portfolio manager of the Fund since 2025.

Effective May 12, 2025, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

Eric Williams – Eric Williams has served as a portfolio manager of the Loomis Sayles High Income Fund since 2025. Mr. Williams, Portfolio Manager of Loomis Sayles, began his investment career in 2008 and joined Loomis Sayles in 2025. He received a B.A. from the University of Colorado Boulder, and an M.B.A. from the Booth School of Business at the University of Chicago. Mr. Williams has over 17 years of investment experience.

Effective May 12, 2025, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” of the SAI is amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Mr. Williams as of March 31, 2025:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Eric Williams	4	$1.5 billion	0	$0	5	$2.2 billion	0	$0	32	$5.3 billion	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of April 2, 2025, Mr. Williams had the following ownership of the Fund:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Eric Williams	Loomis Sayles High Income Fund	A

*A. None

B. $1 – 10,000

C. $10,001 – $50,000

D. $50,001 – $100,000

E. $100,001 – $500,000

F. $500,001 – $1,000,000

G. over $1,000,000

Supplement dated April 8, 2025 to the Fund’s Summary Prospectus, Prospectus and Statement of

Additional Information (“SAI”), each dated April 1, 2025 as may be revised or supplemented from time to time.

LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

(the “Fund”)

Effective May 12, 2025, Matthew J. Eagan, Peter S. Sheehan, and Eric Williams will join the portfolio management team of the Fund.

Michael L. Klawitter and Heather M. Young will remain as co-portfolio managers of the Fund.

Accordingly, effective May 12, 2025 the information under the subsection “Portfolio Managers” in the “Management” section in the Fund’s Summary Prospectus is revised to include the following:

Matthew J. Eagan, CFA®, Portfolio Manager and Head of the Full Discretion Team and Director at Loomis Sayles, has served as co-portfolio manager of the Fund since 2025.

Peter S. Sheehan, Portfolio Manager on the Full Discretion Team at Loomis Sayles, has served as a co-portfolio manager of the Fund since 2025.

Eric Williams, Portfolio Manager on the Full Discretion Team at Loomis Sayles, has served as a co-portfolio manager of the Fund since 2025.

Effective May 12, 2025, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

Matthew J. Eagan, CFA® - Matthew J. Eagan has served as co-portfolio manager of the Loomis Sayles Senior Floating Rate and Fixed Income Fund since 2025. Mr. Eagan, Portfolio Manager and Head of the Full Discretion Team, and Director of Loomis Sayles, began his investment career in 1989 and joined Loomis Sayles in 1997. Mr. Eagan earned a B.A. from Northeastern University and an M.B.A. from Boston University. He holds the designation of Chartered Financial Analyst® and has over 34 years of investment experience.

Peter S. Sheehan - Peter S. Sheehan has served as a co-portfolio manager of the Loomis Sayles Senior Floating Rate and Fixed Income Fund since 2025. Mr. Sheehan, Portfolio Manager on the Full Discretion Team at Loomis Sayles, began his investment career in 2006 and joined Loomis Sayles in 2012. Mr. Sheehan received a B.A. from Vanderbilt University and an M.B.A. from the Carroll School of Management at Boston College. Mr. Sheehan has over 17 years of investment experience

Eric Williams - Eric Williams has served as a co-portfolio manager of the Loomis Sayles Senior Floating Rate and Fixed Income Fund since 2025. Mr. Williams, Portfolio Manager on the Full Discretion Team at Loomis Sayles, began his investment career in 2008 and joined Loomis Sayles in 2025. He received a B.A. from the University of Colorado Boulder, and an M.B.A. from the Booth School of Business at the University of Chicago. Mr. Williams has over 17 years of investment experience.

Effective May 12, 2025, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” of the SAI is amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Mr. Eagan, Mr. Sheehan, and Mr. Williams as of February 28, 2025:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Matthew J. Eagan	20	$36.1 billion	0	$0	20	$12.2 billion	0	$0	108	$26.2 billion	2	$265.8 million
Peter S. Sheehan	4	$674.0 million	0	$0	5	$953.2 million	0	$0	41	$5.3 billion	2	$265.8 million
Eric Williams	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of April 2, 2025, Mr. Eagan, Mr. Sheehan, and Mr. Williams had the following ownership of the Fund:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Matthew J. Eagan	Loomis Sayles Senior Floating Rate and Fixed Income Fund	A
Peter S. Sheehan	Loomis Sayles Senior Floating Rate and Fixed Income Fund	B
Eric Williams	Loomis Sayles Senior Floating Rate and Fixed Income Fund	A

*A. None

B. $1 – 10,000

C. $10,001 – $50,000

D. $50,001 – $100,000

E. $100,001 – $500,000

F. $500,001 – $1,000,000

G. over $1,000,000